FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06336
                                   ---------

                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end: 10/31
                         -----

Date of reporting period: 1/31/10
                          -------


Item 1. Schedule of Investments.



FRANKLIN TEMPLETON INTERNATIONAL TRUST
FRANKLIN INDIA GROWTH FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                                                        SHARES            VALUE
                                                                                                   ---------------   --------------
INVESTMENTS IN PORTFOLIO (COST $84,473,838) 99.8%
FT (Mauritius) Offshore Investments Ltd.                                                             10,041,828      $   89,050,049
                                                                                                                     --------------
OTHER ASSETS, LESS LIABILITIES 0.2%                                                                                         222,165
                                                                                                                     --------------
NET ASSETS 100.0%                                                                                                    $   89,272,214
                                                                                                                     ==============

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Templeton Foreign Smaller Companies Fund
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                      INDUSTRY                          SHARES            VALUE
                                                     -------------------------------------------   ---------------   --------------
       COMMON STOCKS 91.0%
       AUSTRALIA 7.1 %
       Billabong International Ltd.                       Textiles, Apparel & Luxury Goods                 251,491   $    2,330,552
   (a) Biliabong International Ltd., 144A                 Textiles, Apparel & Luxury Goods                  45,726          423,740
       Emeco Holdings Ltd.                                Trading Companies & Distributors               4,136,350        2,542,009
   (b) Iluka Resources Ltd.                                        Metals & Mining                         879,931        2,567,661
   (b) Pacific Brands Ltd.                                          Distributors                         1,924,709        1,872,116
(a, b) Pacific Brands Ltd., 144A                                    Distributors                         1,443,531        1,404,087
   (b) PaperlinX Ltd.                                          Paper & Forest Products                   2,698,168        1,479,230
                                                                                                                     --------------
                                                                                                                         12,619,395
                                                                                                                     --------------
       BAHAMAS 2.0%
   (b) Steiner Leisure Ltd.                                 Diversified Consumer Services                   89,723        3,574,564
                                                                                                                     --------------
       BELGIUM 1.5%
                                                          Electronic Equipment, Instruments &
   (b) Barco NV                                                      Components                             66,325        2,722,924
                                                                                                                     --------------
       BERMUDA 1.7%
   (b) MFGlobal Holdings Ltd.                                      Capital Markets                         470,800        3,083,740
                                                                                                                     --------------
       CANADA 9.8%
   (b) ATS Automation Tooling Systems Inc.                            Machinery                            359,759        2,451,641
       Biovail Corp.                                               Pharmaceuticals                         209,827        3,059,875
       Canaccord Financial Inc.                                    Capital Markets                         453,625        4,155,667
       Dorel Industries Inc., B                                  Household Durables                         64,221        1,832,227
       Genworth MI Canada Inc.                               Thrifts & Mortgage Finance                     25,201          616,038
   (a) Genworth MI Canada Inc., 144A                         Thrifts & Mortgage Finance                    101,159        2,472,828
   (b) HudBay Minerals Inc.                                        Metals & Mining                         123,100        1,391,240
       Mullen Group Ltd.                                     Energy Equipment & Services                    85,200        1,274,316
                                                                                                                     --------------
                                                                                                                         17,253,832
                                                                                                                     --------------
       CAYMAN ISLANDS 1.2%
       Stella International Holdings Ltd.                 Textiles, Apparel & Luxury Goods               1,009,500        2,080,438
                                                                                                                     --------------
       CHINA 5.1%
   (b) Bio-Treat Technology Ltd.                           Commercial Services & Supplies                5,069,075          396,416
       People's Food Holdings Ltd.                                  Food Products                        5,399,101        2,802,036
       Sinotrans Ltd., H                                       Air Freight & Logistics                  11,577,998        3,146,621
       Travelsky Technology Ltd., H                                  IT Services                         3,181,872        2,618,858
                                                                                                                     --------------
                                                                                                                          8,963,931
                                                                                                                     --------------
       FINLAND 3.3%
       Amer Sports OYJ                                      Leisure Equipment & Products                   308,436        3,361,302
   (b) Elcoteq SE, A                                          Communications Equipment                      50,009           91,525
       Huhtamaki OYJ                                           Containers & Packaging                      180,053        2,421,542
                                                                                                                     --------------
                                                                                                                          5,874,369
                                                                                                                     --------------
       GERMANY 1.0%
                                                         Electronic Equipment, Instruments &
   (b) Jenoptik AG                                                   Components                            271,600        1,685,166
                                                                                                                     --------------
       HONG KONG 8.5%
       Asia Satellite Telecommunications                    Diversified Telecommunication
          Holdings Ltd.                                               Services                             744,402        1,035,523
   (b) Dah Sing Financial Group                                      Commercial Banks                      650,069        3,139,924
   (b) Fountain Set (Holdings) Ltd.                       Textiles, Apparel & Luxury Goods               6,512,566        1,149,215
       Giordano International Ltd.                                Specialty Retail                      10,097,580        3,043,418
       Hung Hing Printing Group Ltd.                           Containers & Packaging                    1,030,260          313,175
       Lerado Group (Holding) Co. Ltd.                      Leisure Equipment & Products                11,456,318        1,741,228
       Texwinca Holdings Ltd.                             Textiles, Apparel & Luxury Goods               3,146,808        2,780,499
       Yue Yuen Industrial Holdings Ltd.                  Textiles, Apparel & Luxury Goods                 573,545        1,798,850
                                                                                                                     --------------
                                                                                                                         15,001,832
                                                                                                                     --------------


                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                                      INDUSTRY                          SHARES            VALUE
                                                     -------------------------------------------   ---------------   --------------
       JAPAN 5.2%
       Asics Corp.                                        Textiles, Apparel & Luxury Goods                   6,000   $       59,415
       Descente Ltd.                                      Textiles, Apparel & Luxury Goods                 496,515        2,595,869
       en-japan Inc.                                            Professional Services                          801          931,602
       Kobayashi Pharmaceutical Co. Ltd.                          Personal Products                         54,279        2,167,432
       MEITEC Corp.                                             Professional Services                       41,048          707,473
   (b) Takuma Co. Ltd.                                                Machinery                            755,000        1,890,009
       USS Co. Ltd.                                               Specialty Retail                          15,110          917,178
                                                                                                                     --------------
                                                                                                                          9,268,978
                                                                                                                     --------------
       NETHERLANDS 10.7%
       Aalberts Industries NV                                         Machinery                            199,208        2,918,073
   (b) Draka Holding NV                                         Electrical Equipment                       196,828        3,358,059
       Imtech NV                                             Construction & Engineering                     90,332        2,453,556
       Mediq NV                                           Health Care Providers & Services                 205,524        3,724,415
       SBM Offshore NV                                       Energy Equipment & Services                    81,162        1,596,817
       TKH Group NV                                           Communications Equipment                     160,963        3,104,367
   (b) USG People NV                                            Professional Services                       92,854        1,783,078
                                                                                                                     --------------
                                                                                                                         18,938,365
                                                                                                                     --------------
       NORWAY 0.9%
       Tomra Systems ASA                                   Commercial Services & Supplies                  336,573        1,573,222
                                                                                                                     --------------
       SINGAPORE 0.2%
                                                         Electronic Equipment, Instruments &
   (b) Huan Hsin Holdings Ltd.                                       Components                          1,985,075          366,927
                                                                                                                     --------------
       SOUTH KOREA 8.0%
       Binggrae Co. Ltd.                                            Food Products                           44,770        1,807,952
       Busan Bank                                                 Commercial Banks                         306,225        3,012,309
                                                         Electronic Equipment, Instruments &
       Daeduck Electronics Co. Ltd.                                  Components                            163,043          852,567
       Daegu Bank Co. Ltd.                                        Commercial Banks                         247,985        3,177,649
                                                         Electronic Equipment, Instruments &
       INTOPS Co. Ltd.                                               Components                             48,182          706,786
       Sindoh Co. Ltd.                                           Office Electronics                         50,366        2,351,196
       Youngone Corp.                                     Textiles, Apparel & Luxury Goods                 137,199        1,162,563
       Youngone Holdings Co. Ltd.                         Textiles, Apparel & Luxury Goods                  34,299        1,006,270
                                                                                                                     --------------
                                                                                                                         14,077,292
                                                                                                                     --------------
       SPAIN 1.8%
       Sol Melia SA                                         Hotels, Restaurants & Leisure                  376,985        3,110,004
                                                                                                                     --------------
       SWEDEN 1.1%
(b, c) D. Carnegie & Co. AB                                        Capital Markets                         456,515               --
       Niscayah Group AB                                   Commercial Services & Supplies                  924,190        1,888,655
                                                                                                                     --------------
                                                                                                                          1,888,655
                                                                                                                     --------------
       SWITZERLAND 3.7%
       Panalpina Welttransport Holding AG                      Air Freight & Logistics                      43,570        3,045,690
       Verwaltungs- und Privat-Bank AG                             Capital Markets                          20,343        2,178,614
       Vontobel Holding AG                                         Capital Markets                          48,192        1,376,590
                                                                                                                     --------------
                                                                                                                          6,600,894
                                                                                                                     --------------
       TAIWAN 6.6%
       D-Link Corp.                                           Communications Equipment                   1,434,061        1,511,899
       Giant Manufacturing Co. Ltd.                         Leisure Equipment & Products                 1,066,460        2,879,259
       KYE Systems Corp.                                       Computers & Peripherals                   2,169,132        1,967,928
   (b) TaChong Bank Ltd.                                          Commercial Banks                      12,249,000        2,368,178
       Taiwan Fu Hsing                                            Building Products                      1,670,980        1,040,279
       Test-Rite International Co. Ltd.                             Distributors                         3,283,710        1,808,018
                                                                                                                     --------------
                                                                                                                         11,575,561
                                                                                                                     --------------
       THAILAND 4.1 %
       Bank of Ayudhya Public Co. Ltd., fgn.                      Commercial Banks                       6,366,400        3,742,119

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

                                                             Independent Power Producers &
       Glow Energy Public Co. Ltd., fgn.                            Energy Traders                       1,700,127   $    1,588,664
       Total Access Communication Public Co.
          Ltd., fgn.                                      Wireless Telecommunication Services            1,710,650        1,847,502
                                                                                                                     --------------
                                                                                                                          7,178,285
                                                                                                                     --------------
       UNITED KINGDOM 7.5%
       Bodycote PLC                                                   Machinery                            892,042        2,476,032
       Fiberweb PLC                                               Personal Products                      2,209,286        2,216,598
       Future PLC                                                       Media                            3,851,264        1,200,768
       GAME Group PLC                                             Specialty Retail                         763,348        1,127,758
       Henderson Group PLC                                         Capital Markets                       1,893,831        3,700,273
   (b) Yule Catto & Co. PLC                                           Chemicals                            937,581        2,615,926
                                                                                                                     --------------
                                                                                                                         13,337,355
                                                                                                                     --------------

       TOTAL COMMON STOCKS (COST $169,844,183)                                                                          160,775,729
                                                                                                                     --------------

                                                                                                      PRINCIPAL
                                                                                                       AMOUNT
                                                                                                   ---------------
       SHORT TERM INVESTMENTS 8.5%
       U.S. GOVERNMENT and AGENCY SECURITIES 8.5%
   (d) FHLB,2/01/10                                                                                      4,990,000        4,989,988
   (d) FHLMC, 3/30/10                                                                                   10,000,000        9,999,210
                                                                                                                     --------------
       TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
          (COST $14,988,215)                                                                                             14,989,198
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $184,832,398) 99.5%                                                                      175,764,927
       OTHER ASSETS, LESS LIABILITIES 0.5%                                                                                  888,637
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $  176,653,564
                                                                                                                     ==============

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $4,300,655, representing 2.43% of net assets.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days.

(d)  The security is traded on a discount basis with no stated coupon rate.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON FOREIGN SMALLER COMPANIES FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS
SELECTED PORTFOLIO
FHLB  Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

                                                                     INDUSTRY                           SHARES            VALUE
                                                     -------------------------------------------   ---------------   --------------
       COMMON STOCKS 91.9%
       AUSTRALIA 0.5%
       Brambles Ltd.                                       Commercial Services & Supplies                   48,841   $      282,879
                                                                                                                     --------------
       AUSTRIA 1.5%
                                                            Diversified Telecommunication
       Telekom Austria AG                                             Services                              63,480          878,390
                                                                                                                     --------------
       FRANCE 8.1%
       Alstom SA                                                Electrical Equipment                         2,550          170,263
       Compagnie Generale des Etablissements
       Michelin, B                                                 Auto Components                           6,180          478,567
                                                            Diversified Telecommunication
       France Telecom SA                                              Services                              45,650        1,046,624
       GDF Suez                                                    Multi-Utilities                          16,500          623,885
       Sanofi-Aventis                                              Pharmaceuticals                          15,290        1,128,022
       Total SA, B                                           Oil, Gas & Consumable Fuels                    13,580          784,834
       Vivendi SA                                                       Media                               15,460          401,938
                                                                                                                     --------------
                                                                                                                          4,634,133
                                                                                                                     --------------
       GERMANY 4.8%
       Bayerische Motoren Werke AG                                   Automobiles                             7,070          303,291
       E.ON AG                                                   Electric Utilities                         16,480          608,940
       MAN SE                                                         Machinery                              2,140          144,276
       Muenchener Rueckversicherungs-Gesellschaft                      Insurance
       AG                                                      Industrial Conglomerates                      5,550          839,148
       Siemens AG                                                                                            9,890          889,940
                                                                                                                     --------------
                                                                                                                          2,785,595
                                                                                                                     --------------
       IRELAND 0.6%
       CRH PLC                                                 Construction Materials                       13,230          321,376
                                                                                                                     --------------
       ITALY 1.5%
       Eni SpA                                               Oil, Gas & Consumable Fuels                    11,748          275,766
   (a) lntesa Sanpaolo SpA                                        Commercial Banks                         147,390          567,599
                                                                                                                     --------------
                                                                                                                            843,365
                                                                                                                     --------------
       JAPAN 1.2%
       Itochu Corp.                                       Trading Companies & Distributors                  18,000          141,161
       Sompo Japan Insurance Inc.                                     Insurance                              4,000           26,185
       Toyota Motor Corp.                                            Automobiles                            12,925          499,648
                                                                                                                     --------------
                                                                                                                            666,994
                                                                                                                     --------------
       NETHERLANDS 4.1%
       Akzo Nobel NV                                                  Chemicals                             10,510          629,880
   (a) lNG Groep NV                                        Diversified Financial Services                  116,088        1,104,802
   (a) Randstad Holding NV                                      Professional Services                       13,290          642,074
                                                                                                                     --------------
                                                                                                                          2,376,756
                                                                                                                     --------------
       NORWAY 1.7%
                                                            Diversified Telecommunication
   (a) Telenor ASA                                                    Services                              73,920          966,707
                                                                                                                     --------------
       PORTUGAL 0.9%
       Banco Espirito Santo SA                                    Commercial Banks                          88,133          514,936
                                                                                                                     --------------
       RUSSIA 1.8%
       Gazprom, ADR                                          Oil, Gas & Consumable Fuels                    44,090        1,066,978
                                                                                                                     --------------
       SINGAPORE 2.9%
                                                          Electronic Equipment, Instruments &
   (a) Flextronics International Ltd.                                Components                            163,730        1,038,048
                                                            Diversified Telecommunication
       Singapore Telecommunications Ltd.                              Services                             302,000          646,254
                                                                                                                     --------------
                                                                                                                          1,684,302
                                                                                                                     --------------

                       Quarterly Statement of Investments


                     See Notes to Statements of Investments

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       SOUTH KOREA 1.4%
                                                           Semiconductors & Semiconductor
       Samsung Electronics Co. Ltd.                                   Equipment                              1,180   $      798,274
                                                                                                                     --------------
       SPAIN 1.8%
       Iberdrola SA                                              Electric Utilities                         38,170          327,063
                                                            Diversified Telecommunication
       Telefonica SA                                                  Services                              30,680          738,669
                                                                                                                     --------------
                                                                                                                          1,065,732
                                                                                                                     --------------
       SWITZERLAND 3.4%
       Adecco SA                                                Professional Services                       11,960          647,751
       Roche Holding AG                                            Pharmaceuticals                           7,832        1,317,947
                                                                                                                     --------------
                                                                                                                          1,965,698
                                                                                                                     --------------
       TAIWAN 2.3%
   (b) Compal Electronics Inc., GDR, Reg S                     Computers & Peripherals                     110,068          767,174
                                                           Semiconductors & Semiconductor
   (c) Taiwan Semiconductor Manufacturing Co.                        Equipment
       Ltd., ADR                                                                                            52,618          534,599
                                                                                                                     --------------
                                                                                                                          1,301,773
                                                                                                                     --------------
       TURKEY 1.5%
       Turkcell lletisim Hizmetleri AS, ADR              Wireless Telecommunication Services                46,820          851,656
                                                                                                                     --------------
       UNITED KINGDOM 15.9%
       Aviva PLC                                                      Insurance                            142,090          882,851
       BAE Systems PLC                                           Aerospace & Defense                        91,703          517,583
       BP PLC                                                Oil, Gas & Consumable Fuels                   121,838        1,143,321
       British Sky Broadcasting Group PLC                               Media                              100,205          855,563
       G4S PLC                                             Commercial Services & Supplies                  118,869          481,231
       GlaxoSmithKline PLC                                         Pharmaceuticals                          52,989        1,031,092
       Informa Group PLC                                                Media                               83,540          441,055
       Kingfisher PLC                                             Specialty Retail                         141,786          481,514
       Pearson PLC                                                      Media                               32,263          459,883
   (a) Premier Foods PLC                                           Food Products                           166,327           85,739
(a, d) Premier Foods PLC, 144A                                     Food Products                           321,941          165,956
       Rexam PLC                                               Containers & Packaging                       30,360          145,628
       Royal Dutch Shell PLC, B                              Oil, Gas & Consumable Fuels                    37,078          992,118
       The Sage Group PLC                                             Software                             106,400          402,171
       Vodafone Group PLC                                Wireless Telecommunication Services               491,316        1,057,371
                                                                                                                     --------------
                                                                                                                          9,143,076
                                                                                                                     --------------
       UNITED STATES 36.0%
       Accenture PLC, A                                              IT Services                            21,160          867,348
       ACE Ltd.                                                       Insurance                             10,160          500,583
       American Express Co.                                       Consumer Finance                          15,100          568,666
   (a) Amgen Inc.                                                   Biotechnology                           13,010          760,825
       Aon Corp.                                                      Insurance                              7,450          289,805
   (c) The Bank of New York Mellon Corp.                           Capital Markets                          19,630          571,037
       Burger King Holdings Inc.                            Hotels, Restaurants & Leisure                    9,970          173,877
       Chevron Corp.                                         Oil, Gas & Consumable Fuels                     3,960          285,595
   (a) Cisco Systems Inc.                                     Communications Equipment                      56,350        1,266,184
       Comcast Corp., A                                                 Media                               69,740        1,103,984
       Covidien PLC                                       Health Care Equipment & Supplies                  11,440          578,406
       CVS Caremark Corp.                                     Food & Staples Retailing                      21,250          687,862
   (a) Dell Inc.                                               Computers & Peripherals                      42,460          547,734
       E. I. du Pont de Nemours and Co.                               Chemicals                              8,890          289,903
   (c) FedEx Corp.                                             Air Freight & Logistics                       5,449          426,929
       The Gap Inc.                                               Specialty Retail                           7,600          145,008
   (c) General Electric Co.                                   Industrial Conglomerates                      36,720          590,458
       Halliburton Co.                                       Energy Equipment & Services                    23,190          677,380
       Marsh & McLennan Coso Inc.                                     Insurance                             31,380          676,553
       Merck & Co. Inc.                                            Pharmaceuticals                          32,350        1,235,123
       Microsoft Corp.                                                Software                              42,420        1,195,396
       News Corp., A                                                    Media                               46,170          582,204
   (c) Oracle Corp.                                                   Software                              29,370          677,272

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

   (c) Pfizer Inc.                                                 Pharmaceuticals                          59,880   $    1,117,361
       The Procter & Gamble Co.                                  Household Products                          9,400          578,570
   (c) Progressive Corp.                                              Insurance                             34,440          571,015
       RenaissanceRe Holdings Ltd.                                    Insurance                              5,760          312,077
   (a) Sprint Nextel Corp.                               Wireless Telecommunication Services                84,760          278,013
       Target Corp.                                               Multiline Retail                          13,485          691,376
       Time Warner Cable Inc.                                           Media                               16,973          739,853
                                                         Electronic Equipment, Instruments &
       Tyco Electronics Ltd.                                         Components                             27,080          673,750
       Tyco International Ltd.                                Industrial Conglomerates                      14,400          510,192
       The Walt Disney Co.                                              Media                               17,050          503,828
                                                                                                                     --------------
                                                                                                                         20,674,167
                                                                                                                     --------------
       TOTAL COMMON STOCKS (COST $56,087,901)
       PREFERRED STOCKS (COST $297,113) 1.1%                                                                             52,822,787
                                                                                                                     --------------
       BRAZIL 1.1%
       Vale SA, ADR, pfd., A                                       Metals & Mining                          26,640          601,531
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $56,385,014)                                                53,424,318
                                                                                                                     --------------

                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                   ---------------
       SHORT TERM INVESTMENTS (COST $1,430,000) 2.5%
       TIME DEPOSITS 2.5%
       UNITED STATES 2.5%
       Pari bas Corp., 0.11 %, 2/01/10                                                             $     1,430,000        1,430,000
       TOTAL INVESTMENTS (COST $57,815,014) 95.5%                                                                        54,854,318
       SECURITIES SOLD SHORT (25.4)%                                                                                    (14,579,003)
       OTHER ASSETS, LESS LIABILITIES 29.9%                                                                              17,198,769
                                                                                                                     --------------
       NET ASSETS 100.0%                                                                                             $   57,474,084
                                                                                                                     ==============

                                                                                                        SHARES
                                                                                                   ---------------
       SECURITIES SOLD SHORT (25.4)%
       GERMANY (1.9)%
       iShares MSCI Germany Index Fund                      Diversified Financial Services                  52,549   $   (1,068,847)
                                                                                                                     --------------
       SOUTH KOREA (3.0)%
       iShares MSCI South Korea Index Fund                  Diversified Financial Services                  38,630       (1,755,347)
                                                                                                                     --------------
       SWEDEN (0.6)%
       Hennes & Mauritz AB, B                                      Specialty Retail                          5,340         (316,179)
                                                                                                                     --------------
       SWITZERLAND (2.8)%
       iShares MSCI Switzerland Index Fund                  Diversified Financial Services                  74,440       (1,584,828)
                                                                                                                     --------------
       UNITED KINGDOM (1.2)%
       iShares MSCI United Kingdom Index Fund               Diversified Financial Services                  44,640         (688,795)
                                                                                                                     --------------
       UNITED STATES (15.9)%
       CBS Corp., B                                                      Media                              10,980         (141,971)
       CoStar Group Inc.                                         Professional Services                      24,580         (992,540)
       Iron Mountain Inc.                                   Commercial Services & Supplies                  31,860         (728,320)
       Marriott Internationall nc., A                        Hotels, Restaurants & Leisure                  17,991         (471,904)
       Martha Stewart Living Omnimedia Inc., A                           Media                              93,720         (415,180)
       PACCAR Inc.                                                     Machinery                            27,990       (1,008,480)
       PowerShares QQQ Nasdaq 100                           Diversified Financial Services                  53,728       (2,299,021)

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

       Priceline.com Inc.                                      Internet & Catalog Retail                       700   $     (136,745)
       SPDR S&P 500 ETF Trust                               Diversified Financial Services                  21,043       (2,259,387)
       Vulcan Materials Co. (Holding Co)                        Construction Materials                      16,100         (711,459)
                                                                                                                     --------------
                                                                                                                         (9,165,007)
                                                                                                                     --------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $12,417,894)                                                            $  (14,579,003)
                                                                                                                     --------------

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the value of this security was $767,174, representing 1.33% of net assets.

(c) Security or a portion of the security has been segregated as collateral for securities sold short. At January 31, 2010, the aggregate value of these securities and/or cash pledged amounted to $18,833,256.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31,2010, the value of this security was $165,956, representing 0.29% of net assets.

FRANKLIN TEMPLETON INTERNATIONAL TRUST
TEMPLETON GLOBAL LONG-SHORT FUND
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

SELECTED PORTFOLIO

ADR    American Depository Receipt
GDR    Global Depository Receipt
SPDR   S&P Depository Receipt

FRANKLIN TEMPLETON INTERNATIONAL TRUST
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of three funds (Funds).

The Franklin India Growth Fund (India Growth Fund) operates using a "master fund/feeder fund" structure and invests indirectly in the securities ofIndian companies through FT (Mauritius) Offshore Investments Limited (Portfolio), an entity registered with and regulated by the Mauritius Financial Services Commission, which shares the same investment objective as the India Growth Fund. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the India Growth Fund's investment in the Portfolio. The Statement of Investments of the Portfolio is included elsewhere in this report and should be read in conjunction with the India Growth Fund's Statement ofInvestments. At January 31,2010, the India Growth Fund owned 100% of the outstanding shares of the Portfolio.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost which approximates market value.

The India Growth Fund's investment in the Portfolio's shares is valued at the Portfolio's net asset value per share. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Statement of Investments, which are included elsewhere in this report.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U. S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Funds. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2010, a market event occurred resulting in a portion of the securities held by the Templeton Global Long-Short Fund being fair valued. All security valuation procedures are approved by the Funds' Board of Trustees.

3. INCOME TAXES

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                               TEMPLETON FOREIGN    TEMPLETON
                                              FRANKLIN INDIA   SMALLER COMPANIES   GLOBAL LONG-
                                               GROWTH FUND*           FUND          SHORT FUND
                                              --------------   -----------------   ------------
Cost of investments                             $70,253,531       $184,858,008     $ 58,386,285
                                                -----------       ------------     ------------
Unrealized appreciation                         $15,462,827       $ 26,176,705     $  6,553,679
Unrealized depreciation                          (2,420,811)       (35,269,786)     (10,085,646)
                                                -----------       ------------     ------------
Net unrealized appreciation (depreciation)      $13,042,016       $ (9,093,081)    $ (3,531,967)
                                                -----------       ------------     ------------

*    Includes the holdings of the Portfolio.

4. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the own market assumptions (unobservable inputs). These inputs are used in determining the value of the investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the funds' assets and liabilities carried at fair value:

                                           Level 1       Level 2       Level 3          Total
                                        ------------   -----------   ----------     ------------
FRANKLIN INDIA GROWTH FUND
ASSETS:
      Investments in Portfolio          $ 89,050,049   $        --   $       --     $ 89,050,049
TEMPLETON FOREIGN SMALLER
COMPANIES FUND
ASSETS:
   Investments in Securities:
      Equity Investments:
         Sweden                         $  1,888,655   $        --   $       --(a)  $  1,888,655
         Other Equity Investments(b)     158,887,074            --           --      158,887,074
      Short Term Investments                            14,989,198           --       14,989,198
                                        ------------   -----------   ----------     ------------
      Total Investments in Securities   $160,775,729   $14,989,198   $       --     $175,764,927
                                        ------------   -----------   ----------     ------------
TEMPLETON GLOBAL LONG-SHORT FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(c)
         France                         $         --   $ 4,634,133   $       --     $  4,634,133
         Other Equity Investments(b)      48,790,185            --           --       48,790,185
      Short Term Investments                      --     1,430,000           --        1,430,000
                                        ------------   -----------   ----------     ------------
      Total Investments in Securities   $ 48,790,185   $ 6,064,133   $       --     $ 54,854,318
                                        ------------   -----------   ----------     ------------
LIABILITIES:
   Securities Sold Short                  14,579,003            --           --       14,579,003

(a)  Includes securities determined to have no value at January 31,2010.

(b) For detailed country descriptions, see the accompanying Statement of Investments.

(c)  Includes common and preferred stock as well as other equity investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15,2010. The Funds are currently evaluating the impact, if any, of applying this provision.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)
(EXPRESSED IN U.S. DOLLARS)

                                                          SHARES            VALUE
                                                     ---------------   --------------
       COMMON STOCKS 93.5%
       INDIA 93.5%
       AUTO COMPONENTS 1.2%
       Bosch Ltd.                                              6,516   $      656,092
       Exide Industries Ltd.                                 167,936          406,141
                                                                       --------------
                                                                            1,062,233
                                                                       --------------
       AUTOMOBILES 4.6%
       Hero Honda Motors Ltd.                                 82,064        2,773,185
       Mahindra & Mahindra Ltd.                               58,329        1,289,118
                                                                       --------------
                                                                            4,062,303
                                                                       --------------
       CAPITAL MARKETS 1.3%
       India Infoline Ltd.                                   471,240        1,211,687
                                                                       --------------
       CHEMICALS 2.4%
       Asian Paints Ltd.                                      52,800        2,121,329
                                                                       --------------
       COMMERCIAL BANKS 15.5%
       Axis Bank Ltd.                                        163,913        3,644,288
       HDFC Bank Ltd.                                        105,493        3,729,935
       ICICI Bank Ltd.                                       275,790        4,965,117
       Induslnd Bank Ltd.                                    135,657          434,985
       State Bank of India                                    22,799        1,017,243
                                                                       --------------
                                                                           13,791,568
                                                                       --------------
       CONSTRUCTION & ENGINEERING 3.4%
       Larsen & Toubro Ltd.                                   98,310        3,037,326
                                                                       --------------
       CONSTRUCTION MATERIALS 4.9%
       ACC Ltd.                                               69,104        1,304,549
       Ambuja Cements Ltd.                                   408,811          906,696
       Grasim Industries Ltd.                                  8,211          461,783
       Ultra Tech Cement Ltd.                                 86,535        1,743,645
                                                                       --------------
                                                                            4,416,673
                                                                       --------------
       DIVERSIFIED FINANCIAL SERVICES 4.2%
       Crisil Ltd.                                            10,697        1,112,952
       Kotak Mahindra Bank Ltd.                              154,002        2,603,927
                                                                       --------------
                                                                            3,716,879
                                                                       --------------
       ELECTRICAL EQUIPMENT 5.1%
       Bharat Heavy Electricals Ltd.                          38,463        2,006,705
       Crompton Greaves Ltd.                                 266,268        2,505,373
                                                                       --------------
                                                                            4,512,078
                                                                       --------------
       ENERGY EQUIPMENT & SERVICES 0.9%
       Aban Offshore Ltd.                                     31,052          810,954
                                                                       --------------
       FOOD PRODUCTS 3.5%
       Nestle India Ltd.                                      56,149        3,115,007
                                                                       --------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED) (Expressed in U.S. Dollars)

       HOUSEHOLD PRODUCTS 1.2%
       Hindustan Unilever Ltd.                               198,095   $    1,048,347
                                                                       --------------
       IT SERVICES 9.5%
       Infosys Technologies Ltd.                             104,931        5,634,312
       Tata Consultancy Services Ltd.                        140,380        2,238,319
       Wipro Ltd.                                             44,116          619,202
                                                                       --------------
                                                                            8,491,833
                                                                       --------------
       MACHINERY 3.4%
       Cummins India Ltd.                                    253,241        2,463,507
       Thermax Ltd.                                           41,153          576,588
                                                                       --------------
                                                                            3,040,095
                                                                       --------------
       MEDIA 1.3%
   (a) lBN18 Broadcast Ltd.                                 311,970           784,913
   (a) New Delhi Television Ltd.                              6,750            19,471
   (a) Television Eighteen India Ltd.                       204,788           339,870
                                                                       --------------
                                                                            1,144,254
                                                                       --------------
       METALS & MINING 3.4%
       Gujarat Mineral Development Corp. Ltd.                196,583          623,099
       JSW Steel Ltd.                                         45,204          968,762
       Sesa Goa Ltd.                                         102,227          767,063
       Steel Authority of India Ltd.                         137,544          639,188
                                                                       --------------
                                                                            2,998,112
                                                                       --------------
       OIL, GAS & CONSUMABLE FUELS 14.0%
       Bharat Petroleum Corp. Ltd.                            95,440        1,120,657
   (a) Cairn India Ltd.                                      341,923        1,969,254
       Great Eastern Shipping Co. Ltd.                       227,611        1,407,857
       Oil & Natural Gas Corp. Ltd.                          138,518        3,302,810
       Reliance Industries Ltd.                              205,713        4,667,511
                                                                       --------------
                                                                           12,468,089
                                                                       --------------
       PERSONAL PRODUCTS 1.5%
       Marico Ltd.                                           624,953        1,335,943
                                                                       --------------
       PHARMACEUTICALS 2.9%
       Cipla Ltd.                                            176,640        1,215,130
       Lupin Ltd.                                             43,523        1,340,320
                                                                       --------------
                                                                            2,555,450
                                                                       --------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
       DLF Ltd.                                              145,831        1,052,196
                                                                       --------------
       TEXTILES, APPAREL & LUXURY GOODS 1.1%
       Titan Industries Ltd.                                  29,658          963,716
                                                                       --------------
       THRIFTS & MORTGAGE FINANCE 1.7%
       Housing Development Finance Corp. Ltd.                 30,310        1,565,540
                                                                       --------------

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED
STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED) (CONTINUED) (Expressed in U.S. Dollars)

       WIRELESS TELECOMMUNICATION SERVICES 5.3%
       Bharti Airtel Ltd.                                    593,232   $    3,942,019
       Idea Cellular Ltd.                                    656,495          831,916
                                                                       --------------
                                                                            4,773,935
                                                                       --------------
       TOTAL COMMON STOCKS (COST $67,810,489)                              83,295,547
       OTHER ASSETS, LESS LIABILITIES 6.5%                                  5,754,502
                                                                       --------------
       NET ASSETS 100.0%                                               $   89,050,049
                                                                       ==============

(a)  Non-income producing.

FT (MAURITIUS) OFFSHORE INVESTMENTS LIMITED

Notes to Financial Statements
(Expressed in US. Dollars)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

FT (Mauritius) Offshore Investments Limited (Portfolio) is registered with and regulated by the Mauritius Financial Services Commission. The Portfolio was formed for the purpose of facilitating the Franklin India Growth Fund's (Fund) purchase of securities of a wide selection of Indian companies, consistent with the Fund's investment strategies and has elected to be treated as a disregarded entity for United States federal income tax purposes.

At January 31, 2010, the Fund owned 100% of the Portfolio.

The following summarizes the Portfolio's significant accounting policies.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its US. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the US. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Portfolio follows the Fund's procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Portfolio. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the own market assumptions (unobservable inputs). These inputs are used in determining the value of the investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2010, all of the Portfolio's investments in securities carried at fair value were in Level 1 inputs.

4 NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Portfolio is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15,2010. The Portfolio is currently evaluating the impact, if any, of applying this provision.

5 SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Portfolio's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.



Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON INTERNATIONAL TRUST

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010